Income Taxes	12 Months Ended
Mar. 31, 2019
Successor [Member]
Income Taxes

Note 10 - Income Taxes

Cayman Islands

JMax International Limited was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, JMax International Limited is not subject to tax on its income and capital gains.

Hong Kong

The two-tier profits tax rates system was introduced under the Inland Revenue (Amendment)(No.3) Ordinance 2018 (“the Ordinance”) of Hong Kong became effective on April 1, 2018. Under the two-tier profit tax rates regime, the profits tax rate for the first HK$ 2 million (approximately $255,050) of assessable profits of a corporation will be subject to the lowered tax rate of 8.25%, while the remaining assessable profits will be subject to the legacy tax rate of 16.5%. The provision for current income and deferred taxes of the Grand World has been calculated by applying the new tax rate of 8.25% and original tax rate of 16.5% for the year ended March 31, 2019, and calculated by applying the original tax rate of 16.5% for the year ended March 31, 2018, period from January 11, 2017 to March 31, 2017 and period from April 1, 2016 to January 10, 2017, respectively.

The provision for income expense consisted of the following components:

	Successor			Predecessor
	Year ended March 31, 2019	Year ended March 31, 2018	Period January 11, 2017 through March 31, 2017	Period April 1, 2016 through January 10, 2017

Current	$140,292	$317,878	$66,919	$10,307
Deferred	(5,280)	(5,280)	(1,320)	-
Total provision	$135,012	$312,598	$65,599	$10.307

Reconciliation between the Company’s actual provision for income tax expense and the provision at the statutory rate is as follow:

	Successor			Predecessor
	Year ended March 31, 2019	Year ended March 31, 2018	Period January 11 through March 31, 2017	Period April 1, 2016 through January 10, 2017

Income before income tax expense	$199,293	$1,119,224	$369,818	$62,465

Provision for taxes at Hong Kong statutory tax rate	16,442	184,672	61,020	10,307
Impact of different tax rate in other jurisdiction	118,570	101,837	4,579	-
Impact of non-deductible expenses	-	26,089	-	-
Effective Income Tax	$135,012	$312,598	$65,599	$10,307

As of March 31, 2019 and 2018, the significant components of the deferred tax liabilities are summarized below:

	As of March 31,
	2019	2018

Deferred Tax Liability	-	-
Intangible asset acquired in acquisition	$40,920	$46,200
Total deferred tax liability	$40,920	$46,200